Fair Value of Measurements - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value of Measurements
Fair Value Assets Level1 To Level2 Transfers Amount 1					$ 0
Fair Value Assets Level2 To Level1 Transfers Amount 1					0
Fair value assets transferred into (out of) level 3					0
Decrease in fair value of derivative warrant liabilities	$ (1,605,330)	$ (4,296,600)	$ (4,863,180)	$ (5,665,840)	$ (5,146,470)